Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2022
Stockholders’ Equity and Regulatory Capital [Abstract]
Schedule of banks’ regulatory capital
	Actual		For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:

June 30, 2022
Kentucky First Federal Bancorp	$51,078	15.2%	$30,232	9.0%
First Federal Savings and Loan Association of Hazard	$18,430	22.0%	$7,525	9.0%
First Federal Savings Bank of Kentucky	$30,093	12.0%	$22,584	9.0%

June 30, 2021
Kentucky First Federal Bancorp	$51,349	15.4%	$28,347	8.5%
First Federal Savings and Loan Association of Hazard	$18,376	20.9%	$7,460	8.5%
First Federal Savings Bank of Kentucky	$30,276	12.3%	$21,048	8.5%